Leasing - Balance Sheet Information (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Operating lease, ROU assets	$ 1,076	$ 1,125
Operating lease, liability	$ 1,321	$ 1,356
Operating lease, weighted average remaining lease term	9 years	9 years 4 months 24 days
Operating lease, weighted average discount rate	3.50%	3.11%
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	Premises and equipment	Premises and equipment
Operating Lease, Liability, Statement of Financial Position [Extensible List]	Other liabilities	Other liabilities